restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2022
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2022	2021	2022	2021	2022	2021
THREE-MONTH
Goods and services purchased	$11	$14	$5	$8	$16	$22
Employee benefits expense	13	16	—	—	13	16
	$24	$30	$5	$8	$29	$38
SIX-MONTH
Goods and services purchased	$37	$27	$8	$18	$45	$45
Employee benefits expense	23	34	—	—	23	34
	$60	$61	$8	$18	$68	$79